Subsequent Events	12 Months Ended
Dec. 31, 2018
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Subsequent Events

NOTE 30. SUBSEQUENT EVENTS

At the beginning of 2019, some rating agencies downgraded PEMEX’s credit rating, which could have an impact on the cost and terms of PEMEX’s new debt, as well as contract renegotiations during 2019.

Between January 1 to April 17, 2019, PMI HHS obtained U.S. $4,275,000 and repaid U.S. $4,933,000 in financing from its revolving credit lines. As of January 1, 2019, the outstanding amount was U.S. $ 700,000. As of April 17, 2019, the outstanding amount under these revolving credit lines was U.S. $ 42,000.

As of April 17, 2019, the Mexican peso-U.S. dollar exchange rate was Ps. 18.8489 per U.S. dollar, which represents a 4.24% appreciation of the value of the peso in U.S. dollar terms as compared to the exchange rate as of December 31, 2018, which was Ps. 19.6829 per U.S. dollar.

As of April 17, 2019, the weighted average price of the crude oil exported by PEMEX was U.S. $ 63.03 per barrel. This represents a price increase of approximately 41.04% as compared to the average price as of December 31, 2018, which was U.S. $44.69 per barrel.

As of April 17, 2019, PEMEX received in advance five promissory notes issued by the Mexican Government as part of the payment obligation related to pensions and retirements plans for a total amount of Ps.28,063,511. This amount is part of Strengthening Program to PEMEX, announced by the Mexican Government on February 15, 2019.

Date	Number of promissory note	Amount	Original maturity
January 25, 2019	25	Ps. 5,550,217	March, 2041
January 25, 2019	26A	3,836,615	March 2042
February 20, 2019	24	5,912,165	March 2040
March 20, 2019	23	6,232,546	March 2039
April 17, 2019	22	6,531,968	March 2038

On January 31, 2019 the Board of Directors of Petróleos Mexicanos was notified of the payments from the Mexican Government through the Ministry of Energy related to the Strengthening Program in the amount of Ps. 25,000,000.

As of April 22, 2019, PEMEX received the payments as follows:

Date	Amount
March 8, 2019	Ps. 10,000,000
April 11, 2019	5,000,000

On April 2, 2019, PEMEX received payment of promissory note No. 3, with maturity on March 31, 2019 of Ps. 3,815,055.

The Board of Directors of Petróleos Mexicanos, at its meeting held on March 26, 2019, approved, among others, the following resolutions:

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Instructed Petróleos Mexicanos, Pemex Exploration and Production and Pemex Industrial Transformation management to present to the Board of Directors of Petróleos Mexicanos for its authorization, proposals for the merger of Pemex Drilling and Services into Pemex Exploration and Production and of Pemex Ethylene into Pemex Industrial Transformation.

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Presented, for authorization of the Board of Directors of Petróleos Mexicanos, modifications to the creation resolutions of Pemex Exploration and Production and Pemex Industrial Transformation, as well as the declarations of extinction of Pemex Drilling and Services and Pemex Ethylene.

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Authorized the modifications to the basic organic structures of Petróleos Mexicanos, Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics, which will become effective at the same time as the corresponding organic statute, which will be approved by their respective Boards of Directors. The deputy directions that will assume the activities of Pemex Drilling and Services and of Pemex Ethylene, respectively in the basic organic structures of Pemex Exploration and Production and Pemex Industrial Transformation, will become effective once the corresponding mergers take effect.

On February 6, 2019, the Sala Regional del Golfo Norte (North Gulf Regional Court) of Federal Court of Justice for Tax and Administrative Matters summoned Pemex Drilling and Services in connection with a claim (752/17-18-01-7) filed by Micro Smart System of Mexico, S. de R.L. de C.V., challenging a settlement statement dated March 14, 2017 related to a works contract number 424049831 dated December 9, 2009, seeking the payment of: U.S.$ 240,448 for work performed and U.S.$284 for work estimates. On February 22, 2019, Pemex Drilling and Services filed a motion against the resolution that admitted this claim. On March 13, 2019, two resolutions were notified: 1) On February 19, 2019, a judgment issued on November 15, 2018 related to an amparo filed was issued (No. 179/2018); and 2) on February 26, 2019, a complaint motion filed by Pemex Drilling and Services was admitted against the resolution admitting this claim, which was notified to the plaintiff on March 19, 2019. On March 28, 2019, through the jurisdictional bulletin, a statement dated March 27, 2019 was released notifying the parties that a response to this claim was filed by the defendant. However, it was not admitted since the complaint motion was filed. A resolution is pending until such motion is solved.